Stock Compensation Plan (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of stock option activity

Stock option activity during the periods indicated is as follows (in thousands except share and per share data):

	Number of options outstanding	Weighted average exercise price	Weighted average remaining contractual term (years)	Aggregate intrinsic value
Balance at December 31, 2018	6,383,104	$2.30	7.90	$25,271
Options granted	4,264,036	7.54
Options exercised	(382,803)	2.66
Options cancelled	(956,301)	4.74

Balance at December 31, 2019	9,308,036	$4.44	7.89	$42,289

Unvested and expected to vest at December 31, 2019	4,854,542	$6.26	6.94	$13,414

Exercisable at December 31, 2019	4,453,494	$2.46	6.71	$29,068

Schedule of stock-based compensation

Stock-based compensation related to the Company’s stock-based awards was recorded as an expense and allocated as follows (in thousands):

	Nine months ended September 30,
	2020	2019
Cost of sales	$	$
Research and development
General and administrative
Sales and marketing

Total stock-based compensation	$	$

Stock-based compensation related to the Company’s stock-based awards was recorded as an expense and allocated as follows (in thousands):

	Year ended December 31,
	2018	2019
Cost of sales	$—	$—
Research and development	1,040	1,672
General and administrative	678	1,763
Sales and marketing	268	325

Total stock-based compensation	$1,986	$3,760

Schedule of fair value of employee stock options estimated using weighted-average valuation assumptions

The fair value of employee stock options was estimated using the following weighted-average valuation assumptions was as follows:

	Year ended December 31,
	2018	2019
Expected dividend yield	—%	—%
Expected volatility	43.1%	44.5%
Expected term (years)	6.04	6.02
Risk-free interest rate	2.65%	2.20%

Summary of restricted shares issued under the plan

A summary of these restricted shares issued under the Plan is as follows:

	Shares	Weighted average grant-date fair value
Outstanding and unvested as of December 31, 2018	—	$—
Issued	46,719	3.94
Vested	(9,844)	3.94
Forfeited or repurchased	—	—

Outstanding and unvested as of December 31, 2019	36,875	$3.94

Schedule of fair value of non-employee stock options estimated using weighted-average valuation assumptions

The fair value of non-employee stock options was estimated using the following weighted-average valuation assumptions was as follows:

	Years ended December 31,
	2018	2019
Expected dividend yield	—%	—%
Expected volatility	45.9%	44.2%
Expected term (years)	9.56	5.44
Risk-free interest rate	2.74%	2.20%